Personnel costs	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Personnel costs
10. Personnel costs
The following table shows the breakdown of the personnel costs:

Personnel costs	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Wages and salaries	18,185	13,585	7,160
Share based payments	1,942	1,125	1,146
Social security contributions, pensions, and other employee benefits	3,238	2,124	1,101
Total	23,365	16,834	9,407
Under defined contribution pension plans, the Company paid contributions to governmental pension schemes for the year ended December 31, 2021 in the amount of €1,301 thousand (2020: €872 thousand, 2019: €450).

a)	Share-based payments under Stock Option Plans
2017 Stock Option Plan
In fiscal year 2018, Mynaric AG granted stock options (hereinafter “options”) to selected employees under the 2017 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of two
years after the expiration of the vesting period provided that the performance targets have been achieved. The performance targets are linked to the absolute price performance of the Company shares during the vesting period. One third of the granted stock options can be exercised when the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period; another third can be exercised when the share price exceeds the exercise price by 30% or more, and another third when the share price exceeds the exercise price by 50% or more.
2019 Stock Option Plan
In fiscal year 2019, Mynaric granted stock options to selected employees under the 2019 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period. Under the 2019 Stock Option Plan (Tranche 2019 I), in addition to options granted to new beneficiaries, options were also granted in replacement for waiving any claims from the options granted in 2018 from the 2017 Stock Option Plan. The incremental fair value of the options granted in replacement for waiving any claims from the 2017 option plan amounts to EUR 5.93 per option and was determined using a Monte Carlo simulation.
2020 Stock Option Plan
In fiscal year 2020, Mynaric granted stock options to selected employees under the 2020 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the lock-up
period.
Granting of stock options to Mr. Altan
In fiscal year 2019, a shareholder of Mynaric AG granted Mr. Altan, the Chief Executive Officer and a member of the management board of Mynaric AG, the right to acquire 56,700 shares of the Company from such shareholder at a price of €25.00 per share. The exercise of Mr. Altan’s option right was subject to a number of conditions, including Mr. Altan’s continued employment until December 31, 2019 with Mynaric AG and the successful exercise of option rights pursuant to separate option agreement under which the granting shareholder was an optionholder. All conditions under the option agreement with Mr. Altan were fulfilled in December 2020. Please refer to Note 34. a) Related party transactions for more information.
2021 Stock Option Plan
In fiscal year 2021, Mynaric granted stock options to selected employees under the 2021 Stock Option Plan. A stock option entitles the holder to the right to purchase Company shares at the relevant exercise price. The vesting period for the exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period provided that the performance target has been achieved. The performance target is linked to the absolute price performance of the Company shares during the vesting period. The stock options can be exercised only if the volume-weighted six-month
average price of the Company shares in Xetra trading (or a comparable successor system) at the Frankfurt Stock Exchange exceeds the exercise price by 20% or more upon the expiry of the vesting period.
The stock option grants under the 2017, 2019 2020, 2021 Stock Option Plans, and the stock options granted to Mr. Altan by selected shareholders are classified and measured as equity-settled share-based payments in accordance with IFRS 2. Accordingly, the fair value is determined only once on the grant date. The determined expense must then be amortized over the vesting period.
The following table provides an overview of the outstanding, granted, forfeited, exercised, and expired options. The stock options granted in replacement for waiving claims from the stock options under the 2017 Stock Option Plan were accounted for in accordance with the IFRS 2 rules applicable for replacement plans.
The options changed as follows in fiscal year 2021:

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2021	107,100	20,000	14,550	53,000	26,600	13,500	14,000	—	—	—	—	56,700
Options granted	—	—	—	—	—	—	—	6,000	14,350	5,000	100,000	—
Options forfeited	13,300	—	2,050	—	—	6,500	—	—	2,000	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2021	93,800	20,000	12,500	53,000	26,600	7,000	14,000	6,000	12,350	5,000	100,000	56,700
Options exercisable as of Dec. 31, 2021	—	—	—	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2020:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2020	2,200	107,400	20,000	—	—	—	—	—	56,700
Options granted	—	—	—	19,850	53,000	26,600	13,500	14,000	—
Options forfeited	2,200	300	—	5,300	—	—	—	—	—
Options exercised	—	—	—	—	—	—	—	—	—
Options expired	—	—	—	—	—	—	—	—	—
Options outstanding as of Dec. 31, 2020	—	107,100	20,000	14,550	53,000	26,600	13,500	14,000	56,700
Options exercisable as of Dec. 31, 2020	—	—	—	—	—	—	—	—	56,700
The options changed as follows in fiscal year 2019:

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche Mr. Altan
Options outstanding as of Jan. 1, 2019	20,000	—	—	—
Options granted	—	109,800	20,000	56,700
Options forfeited	17,800	2,400	—	—
Options exercised	—	—	—	—
Options expired	—	—	—	—
Options outstanding as of Dec. 31, 2019	2,200	107,400	20,000	56,700
Options exercisable as of Dec. 31, 2019	—	—	—	—
No options were exercised in fiscal year 2021. The table below shows the contractual terms of the respective tranches outstanding as of December 31, 2021.

Measurement model and inputs
The measurement of the existing stock option plans was based on the Monte Carlo Simulation model or the Binomial model, considering the terms and conditions for the options. The table below shows the inputs used for the model as of December 31, 2021.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche 2019 VII	Tranche 2019 VIII	Tranche 2019 IX	Tranche 2021 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	68.97	71.15	70.31	71.15	25.00
Term in years	7	7	7	7	7	7	7	7	7	7	7	1.74
Remaining term in years	4.75	5.00	5.25	5.50	5.75	6.00	5.75	6.25	6.5	6.75	6.5	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	64.20	80.20	64.80	80.20	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	36.67	36.90	37.56	36.90	51.31
Risk-free interest rate (in %)	(0.74)	(0.39)	(0.62)	(0.60)	(0.65)	(0.69)	(0.65)	(0.53)	(0.40)	(0.40)	(0.40)	(0.82)
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	14.18	25.17	16.28	25.17	20.40
The table below shows the inputs used for the model as of December 31, 2020.

	Tranche 2019 I	Tranche 2019 II	Tranche 2019 III	Tranche 2019 IV	Tranche 2019 V	Tranche 2019 VI	Tranche 2020 I	Tranche Altan
Exercise price (in €)	42.46	41.03	46.50	47.25	61.27	66.49	61.27	25.00
Term in years	7	7	7	7	7	7	7	1.74
Remaining term in years	5.75	6.00	6.25	6.50	6.75	7.00	6.75	0.35
Share price as of the valuation date (in €)	38.00	38.50	35.20	51.00	75.46	73.20	75.46	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (in %)	45.91	45.66	48.32	48.45	36.39	36.63	36.39	51.31
Risk-free interest rate (in %)	(0.74)	(0.39)	(0.62)	(0.60)	(0.65)	(0.69)	(0.65)	(0.82)
Option value (in €)	11.53	12.42	9.43	19.55	26.14	23.25	26.14	20.40
The table below shows the inputs used for the model as of December 31, 2019.

	Tranche 2018	Tranche 2019 I	Tranche 2019 II	Tranche Mr. Altan
Exercise price (in €)	59.15	42.46	41.03	25.00
Term in years	6	7	7	1.74
Remaining term in years	4.40	6.75	7.00	1.35
Share price as of the valuation date (in €)	52.20	38.00	38.50	43.39
Expected dividend yield (in %)	0.00	0.00	0.00	0.00
Expected volatility (in %)	46.41	45.91	45.66	51.31
Risk-free interest rate (in %)	0.04	(0.74)	(0.39)	(0.82)
Option value (in €)	15.71	11.53	12.42	20.40
The term of the options as well as the possibility of early exercise were taken into account in the option model. Early exercise is assumed when the share price exceeds the exercise price by a factor of 1.2. The implied rate of return of German government bonds with matching maturities was used for determining the risk-free interest rate. Expected volatility has been based on an evaluation of the historical volatility for matching maturities of the Company´s peer group. The expected volatility considered is based on the assumption that it is possible to derive future trends from historic volatility, and thus the actual volatility may deviate from the assumptions made.
The total expense for share-based payments recognized in the year ended December 31, 2021 under the Stock Option Plans is €513 thousand (2020: €1,125 thousand, 2019: €1,146 thousand). The share-based payments recognized in the capital reserve amount to €2,815 thousand as of December 31, 2021 (2020: €2,303 thousand, 2019: €1,178 thousand).
b)	Share-based payments under Restricted Stock Unit Plan (RSUP)
RSUP 2021
In the financial year 2021, subscription rights in the form of restricted stock units (RSUs) were granted to selected employees. An RSU grants an entitlement to a cash settlement or shares in the company, whereby the choice of settlement form lies solely with the company. The value of an RSU corresponds to the value of the volume-weighted six-month
average price of the Company shares on the primary stock exchange (XETRA).
The vesting period of the RSUs is four years after the grant date of the subscription rights. The vested entitlement is settled once a year within 40 trading days after publication of the annual financial statements of Mynaric AG.
The grant of RSUs under the RSUP 2021 has been classified and measured as equity-settled share-based payment in accordance with IFRS 2.
The table below provides an overview of outstanding, granted, forfeited, exercised and forfeited RSUs.
The RSUs developed as follows in the financial year 2021:

	Tranche 2021 I	Tranche 2021 II
RSUs outstanding as of Jan. 1, 2021	—	—
RSUs granted	68,631	32,476
RSUs forfeited	858	53
RSUs exercised	—	—
RSUs expired	—	—
RSUs outstanding as of Dec. 31, 2021	67,773	32,423
RSUs exercisable as of Dec. 31, 2021	—	—
Measurement model and inputs
The valuation of the present RSU program was performed using a binomial model taking into account the option terms. The following table shows the input parameters of the model as grant date.

	Tranche 2021 I	Tranche 2021 II
Exercise price (in €)	0.00	0.00
Term in years	4.77	4.52
Remaining term in years	4.27	4.27
Share price as of the valuation date (in €)	80.60	62.90
Expected dividend yield (in %)	0.00	0.00
Expected volatility (in %)	39.83	39.75
Risk-free interest rate (in %)	(0.60)	(0.62)
RSU-value (in €)	80.60	62.90
The implied yield of German government bonds with equivalent maturities was used to determine the risk-free interest rate. As the stock market history of Mynaric AG is shorter than the remaining term of the RSUs, the volatility was determined as maturity-equivalent historical volatility based on the peer group. The expected volatility taken into account is based on the assumption that future trends can be inferred from historical volatility, so that the volatility that actually occurs may differ from the assumptions made.
The total expense for share-based payments recognized in the year ended December 31, 2021 under the
RSU-Program
is €1,429 thousand. The share-based payments recognized in the capital reserve amount to €1,429 thousand as of December 31, 2021.